Trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade and other receivables	Trade and other receivables

	2025	2024
	(in € millions)
Trade receivables	541	543
Less: allowance for expected credit losses	(5)	(3)
Trade receivables – net	536	540
Other	266	231
Total	802	771
Trade receivables are non-interest bearing and generally have 30 to 60 day payment terms. Due to their comparatively short maturities, the carrying value of trade and other receivables approximate their fair value.
The aging of the Group’s net trade receivables is as follows:

	2025	2024
	(in € millions)
Current	396	388
Overdue 1 – 30 days	63	73
Overdue 31 – 60 days	41	36
Overdue 60 – 90 days	20	23
Overdue more than 90 days	16	20
	536	540
The movements in the Group’s allowance for expected credit losses are as follows:

	2025	2024
	(in € millions)
At January 1	3	5
Provision for expected credit losses	10	5
Reversal of unutilized provisions	(4)	(3)
Receivables written off	(4)	(4)
At December 31	5	3
The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivables mentioned above. The Group does not hold any collateral as security.